Investments (Repurchase Agreements - Securities Lending) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities Financing Transaction [Line Items]
Total	$ 20,114	$ 21,216
Securities Lending Reinvestment Portfolio Estimated Fair Value	20,133	21,320
Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Total	102	50
Securities Lending Reinvestment Portfolio Estimated Fair Value	100	50
Estimated fair value | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Securities Sold under Agreements to Repurchase	113	56
Amortized cost | Repurchase Agreements [Member]
Securities Financing Transaction [Line Items]
Securities Sold under Agreements to Repurchase	$ 98	$ 51